Revenue - Additional Information (Detail)		12 Months Ended
	May 01, 2018	Dec. 31, 2018
Basic telecommunications services [member]
Disclosure of products and services [Line Items]
Value added tax rate	11.00%	10.00%
Sales of telecommunications products [member]
Disclosure of products and services [Line Items]
Value added tax rate	17.00%	16.00%
Value-added telecommunications services [member]
Disclosure of products and services [Line Items]
Value added tax rate	6.00%	6.00%